Related Party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)	Mar. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others	₨ 35,658.9		₨ 9,326.3
Sale of investments from others	3,407.1		3,374.1
Investments of others	129,121.4	$ 1,949.0	104,257.6	₨ 146,341.9
Dividend paid to HDFC Limited	24,367.9	$ 367.8	19,300.5	₨ 15,372.6
Foreign exchange and derivative contracts, notional principal amount	7,861,229.2		9,174,300.6		$ 118,660.1
Bank guarantees	652,140.6		555,586.6		$ 9,843.6
Tier II bonds
Related Party Transaction [Line Items]
Investments of others	900.0		900.0
Principal Owner
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties	0.0		0.0
Bank guarantees	1.4		1.1
Housing Development Finance Corporation Limited
Related Party Transaction [Line Items]
Home loans purchased	127,733.7		82,492.1
Dividend paid to HDFC Limited	3,145.7		2,693.5
Foreign exchange and derivative contracts, notional principal amount	4,912.1		1,000.0
Foreign exchange and derivative contracts, mark to market gains	99.5		18.0
Payment of debt securities	14,150.0		0.0
Others
Related Party Transaction [Line Items]
Bank guarantees	₨ 13.4		₨ 13.4